Note 11 - Income Tax Expenses	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11
.          Income tax expenses

The tax charge comprises:

(US dollars in thousands)	2018	2017	2016
Current tax
UK corporation tax	(29)	-	-
Foreign tax	2,279	(2,361)	-
Total current tax	2,250	(2,361)	-

Deferred tax
Current year			-
UK corporation tax	(370)	451	-
Foreign tax	4,378	(3,428)	-
Total deferred tax	4,008	(2,977)	-
			-
Total tax recovery/(charge) on profit on ordinary activities	6,258	(5,338)	-

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

(US dollars in thousands)	2018	2017	2016
(Loss)/ profit on ordinary activities before tax	(34,137)	10,919	-
Tax on Group (loss)/profit on ordinary activities at the weighted average corporation tax rate of 23% (2017: UK standard corporation tax rate of 20%)	7,772	(2,184)	-
Effects of:			-
Expenses that are not deductible in determining taxable profits	(3,872)	(20)	-
Release of prior year current tax provision	2,358	-	-
Tax rates of subsidiaries operating in other jurisdictions	-	(3,108)	-
Change in tax rates	-	(26)	-
Total tax recovery/( charge ) for the year recognized in the Consolidated S tatement of Comprehensive Income	6,258	(5,338)	-

11
.1
       Deferred tax

Deferred tax assets	2018	2017	2016
Deferred tax assets	2,570	2,312	-
Deferred tax liabilities	(26)	(3,776)	-
Net deferred tax asset/(l iability )	2,544	(1,464)	-

These assets and liabilities are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to statement of comprehensive income	739	-	739
Acquisition	1,573	-	1,573
March 31, 2017	2,312	-	2,313
Transfer	(720)	720	-
Credit/(charged) to statement of comprehensive income	(8)	265	257
March 31, 2018	1,585	985	2,570

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to statement of comprehensive income	(13)	(3,763)	(3,776)
March 31, 2017	(13)	(3,763)	(3,776)
Credit/(charged) to statement of comprehensive income	5	3,745	3,750
March 31, 2018	(8)	(18)	(26)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.